Equity - Summary of Classes of Preferred and Common Shares Outstanding (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 86,765		$ 82,957	$ 86,765	$ 82,957	$ 84,286
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period (shares)						12,000,000
Balance at End of Period						$ 300
Dividend declared per share						$ 0.96
Convertible into						Class B - Series 32
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period (shares)	8,000,000			8,000,000		8,000,000
Balance at End of Period	$ 200			$ 200		$ 200
Dividend declared per share				$ 0.57		$ 0.76
Convertible into						Class B - Series 34
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period (shares)	16,000,000			16,000,000		16,000,000
Balance at End of Period	$ 400			$ 400		$ 400
Dividend declared per share				$ 1.28		$ 1.7
Convertible into						Class B - Series 45
Class B Series 50 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period (shares)	500,000			500,000		500,000
Balance at End of Period	$ 500			$ 500		$ 500
Dividend declared per share				$ 36.87		$ 73.73
Convertible into						Not convertible
Class B Series 52 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period (shares)	650,000			650,000		650,000
Balance at End of Period	$ 650			$ 650		$ 650
Dividend declared per share				$ 35.29		$ 70.57
Convertible into						Not convertible
Preferred Shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	1,750			$ 1,750		$ 2,050
Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	7,406			7,406		6,037
Preferred Shares and Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 9,156	$ 7,787	8,487	$ 9,156	8,487	$ 8,087	$ 8,314	$ 6,958
Common Shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period (shares)	716,306,770			716,306,770		729,529,876
Balance at End of Period	$ 23,554	$ 23,730	$ 23,911	$ 23,554	$ 23,911	$ 23,921	$ 23,896	$ 22,941
Dividend declared per share	$ 1.63	$ 1.59	$ 1.55	$ 4.81	$ 4.57	$ 6.12
4.800% Additional Tier 1 Capital Notes [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 658			$ 658		$ 658
4.300% Limited Recourse Capital Notes Series 1 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	1,250			1,250		$ 1,250
Convertible into						Preferred Shares Series 48
5.625% Limited Recourse Capital Notes, Series 2 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	750			750		$ 750
Convertible into						Preferred Shares Series 49
7.325% Limited Recourse Capital Notes, Series 3 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	1,000			1,000		$ 1,000
Convertible into						Preferred Shares Series 51
7.700% Limited Recourse Capital Notes, Series 4 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	1,356			1,356		$ 1,356
Convertible into						Preferred Shares Series 53
7.300% Limited Recourse Capital Notes, Series 5 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	1,023			1,023		$ 1,023
Convertible into						Preferred Shares Series 54
6.875% Limited Recourse Capital Notes, Series 6 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 1,369			$ 1,369
Convertible into						Preferred Shares Series 55